Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Inventory	Inventory is comprised of the following (in thousands):

	December 31, 2012	March 31, 2012

Raw materials	$3,085	$1,938
Work in process	3,285	754
Finished goods	14,757	7,510

Inventory	$21,127	$10,202

Inventory is comprised of the following (in thousands):

	March 31,
	2012	2011
Raw materials	$1,938	$823
Work in process	754	455
Finished goods	7,510	8,375

Inventory	$10,202	$9,653

Property, Plant and Equipment, Net

Property and equipment, net are comprised of the following (in thousands):

	December 31, 2012	March 31, 2012

Equipment and automotive	$2,480	$1,730
Software	3,200	1,188
Leasehold improvements	979	566
Plates and dies	371	352

Total property and equipment	7,030	3,836
Less: Accumulated depreciation and amortization	(2,370)	(1,719)
Construction in progress	857	2,181

Property and equipment, net	$5,517	$4,298

Property and equipment, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Equipment and automotive	$1,730	$791
Software	1,188	1,150
Leasehold improvements	566	312
Plates and dies	352	285

Total property and equipment	3,836	2,538
Less: Accumulated depreciation and amortization	(1,719)	(1,032)
Construction in progress	2,181	49

Property and equipment, net	$4,298	$1,555

Intangible Assets, Net

Intangible assets, net are comprised of the following (in thousands):

	December 31, 2012	March 31, 2012

Product formulas	$1,023	$1,023
Other intangible assets	189	189

Total intangible assets	1,212	1,212
Less: accumulated amortization	(81)	(36)

Intangible assets, net	$1,131	$1,176

Intangible assets, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Product formulas	$1,023	$—
Other intangible assets	189	189

Total intangible assets	1,212	189
Less: accumulated amortization	(36)	(9)

Intangible assets, net	$1,176	$180

Components of Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	December 31, 2012	March 31, 2012

Payroll and employee-related expenses	$2,535	$2,768
Accrued trade expenses	2,074	2,631
Inventory received not invoiced	3,150	531
Deferred rent	258	264
Brokerage commissions	149	382
Other accrued liabilities	533	876

Total accrued liabilities	$8,699	$7,452

The following table shows the components of accrued liabilities (in thousands):

	March 31,
	2012	2011
Payroll and employee-related expenses	$2,768	$2,739
Accrued trade expenses	2,631	1,175
Inventory received not invoiced	531	791
Income taxes payable	—	142
Deferred rent	264	80
Brokerage commissions	382	360
Other accrued liabilities	876	259

Total accrued liabilities	$7,452	$5,546